Expense Example - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Europe Fund - Class A
Expense Example:
1 year	$ 688
3 years	928
5 years	1,187
10 years	1,924
Fidelity Advisor Europe Fund - Class C
Expense Example:
1 year	302
3 years	624
5 years	1,073
10 years	2,108
Fidelity Advisor Europe Fund - Class M
Expense Example:
1 year	496
3 years	805
5 years	1,135
10 years	2,067
Fidelity Advisor Europe Fund - Class I
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	1,061
Fidelity Advisor Europe Fund - Class Z
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942